Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 033-62470 and 811-07704)

Schwab Monthly Income Fund - Moderate Payout

Schwab Monthly Income Fund - Enhanced Payout

Schwab Monthly Income Fund - Maximum Payout

Post-Effective Amendment No. 146

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 30, 2015, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.